RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
4. RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

NOTE 4 - RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the third quarter of fiscal 2012, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.